Stated capital - Award prices of SARs outstanding (Details) - SARs shares in Thousands	12 Months Ended
	Mar. 31, 2018 shares R / shares	Mar. 31, 2017 shares	Mar. 31, 2016 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Annual shareholder return	10.00%
Number of SARs outstanding (in shares)	28,039	20,810	14,435
Granted on December 16, 2014
Disclosure of range of exercise prices of outstanding share options [line items]
Annual shareholder return	10.00%
Award price (in ZAR per share) | R / shares	R 3.05
Number of SARs outstanding (in shares)	0	725
Granted on August 31, 2015
Disclosure of range of exercise prices of outstanding share options [line items]
Annual shareholder return	10.00%
Award price (in ZAR per share) | R / shares	R 3.13
Number of SARs outstanding (in shares)	7,764	9,160
Granted on May 30, 2016
Disclosure of range of exercise prices of outstanding share options [line items]
Annual shareholder return	10.00%
Award price (in ZAR per share) | R / shares	R 2.94
Number of SARs outstanding (in shares)	6,525	6,925
Granted on November 24, 2016
Disclosure of range of exercise prices of outstanding share options [line items]
Annual shareholder return	10.00%
Award price (in ZAR per share) | R / shares	R 3.28
Number of SARs outstanding (in shares)	4,000	4,000
Granted on May 30, 2017
Disclosure of range of exercise prices of outstanding share options [line items]
Annual shareholder return	10.00%
Award price (in ZAR per share) | R / shares	R 3.46
Number of SARs outstanding (in shares)	9,750	0